                                                    Registration No. 333-216084
                                                     Registration No. 811-07659

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 2    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 411           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

THIS POST-EFFECTIVE AMENDMENT NO. 2 ("PEA") TO THE FORM N-4 REGISTRATION
STATEMENT NO. 333-216084 ("REGISTRATION STATEMENT") OF AXA EQUITABLE LIFE
INSURANCE COMPANY ("AXA EQUITABLE") AND ITS SEPARATE ACCOUNT NO. 49 IS BEING
FILED FOR THE PURPOSE OF INCLUDING IN THE REGISTRATION STATEMENT THE
ADDITIONS/MODIFICATIONS REFLECTED IN THE RETURN OF PREMIUM DEATH BENEFIT
SUPPLEMENT. PART C HAS ALSO BEEN UPDATED PURSUANT TO THE REQUIREMENTS OF
FORM N-4. THE PEA DOES NOT AMEND ANY OTHER PART OF THE REGISTRATION STATEMENT
EXCEPT AS SPECIFICALLY NOTED HEREIN.

AXA Equitable Life Insurance Company

Supplement dated             , 2017 to the June 1, 2017 prospectus for Structured Capital Strategies® PLUS

This Supplement modifies certain information in the above-referenced prospectus (the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to add an optional Return of Premium Death Benefit.

Please note the following changes to the Prospectus:

1.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “What is Structured Capital Strategies® PLUS?”:

Structured Capital Strategies® PLUS is a variable and index-linked deferred annuity contract issued by AXA Equitable Life Insurance Company. The Structured Capital Strategies® contract provides for the accumulation of retirement savings. The contract also offers several payout options and an optional death benefit. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, in one or more of the Segments comprising the Structured Investment Option or in our Dollar Cap Averaging Program. See “Definition of key terms” later in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

2.	The following hereby supplements and amends, and to the extent inconsistent replaces, the corresponding information in “Definitions of key terms”:

Cash value — At any time before annuity payments begin, your contract’s cash value is equal to the account value less any withdrawal charges or other charges and fees.

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits, except the Return of Premium Death Benefit, if elected.

Reference Life (Lives) — The Reference Life (or Reference Lives) is the individual or individuals on whose life we base the optional Return of Premium Death Benefit. We establish the Reference Life (or Reference Lives) at contract issue and the Reference Life (or Reference Lives) generally do not change. For contracts with a natural owner, the Reference Life (or Reference Lives) is the original owner (or original joint owners). For contracts with a non-natural owner, the Reference Life is the original annuitant.

3.	The following hereby supplements the information in “Structured Capital Strategies® PLUS at a glance — key features”:

Optional Death Benefit	• Return of Premium Death Benefit

The Return of Premium Death Benefit is payable upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives).

The Reference Life for this benefit will not generally change even though the owner or annuitant is changed.

The guaranteed benefits under the contract are supported by AXA Equitable’s general account and are subject to AXA Equitable’s claims paying ability. Contract owners should look to the financial strength of AXA Equitable for its claims paying ability.

4.	The following hereby amends, and to the extent inconsistent replaces, the corresponding section in “Fee table”:

Charges we deduct from your variable investment options (including the Segment Type Holding Accounts) expressed as an annual percentage of daily net assets
Separate account annual expenses:
Variable Investment Option fee(6)	1.15%
This fee does not apply to amounts held in a Segment.
Optional Separate Account Expenses:
Return of Premium Death Benefit charge(*)	0.20%
Total separate account annual expenses with highest optional separate account annual expenses	1.35%

(6)	On a non-guaranteed basis, we may waive any portion of the variable investment option fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the variable investment option fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses” later in this Prospectus.

(*)	The Return of Premium Death Benefit charge is added to the variable investment option fee and the combined amount is deducted daily from the variable investment options (including the Segment Type Holding Accounts and Dollar Cap Averaging Account). With respect to the variable investment options, the Return of Premium Death Benefit charge is expressed as an annual percentage of daily net assets. On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses” later in this Prospectus.

5.	The following hereby supplements the information in “Fee table”:

Charges we deduct from Segments if you elect the optional Return of Premium Death Benefit expressed as an annual percentage of the Segment Investment
Return of Premium Death Benefit charge(9)	0.20%

(9)	The Return of Premium Death Benefit charge is deducted from each Segment as part of the Segment Rate of Return calculation. For Segments, the Return of Premium Death Benefit charge is expressed as an annual percentage of the Segment Investment. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

6.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Fee table — Examples”:

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year and you elected the Return of Premium Death Benefit. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
AXABalanced Strategy	$852	$1,274	$1,722	$2,816	$252	$774	$1,322	$2,816
EQ/MoneyMarket	$817	$1,169	$1,548	$2,468	$217	$669	$1,148	$2,468

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
AXABalanced Strategy	$831	$1,212	$1,619	$2,611	$231	$712	$1,219	$2,611
EQ/MoneyMarket	$796	$1,107	$1,443	$2,255	$196	$607	$1,043	$2,255

7.	The following hereby supplements the information in “Risk Factors”:

•

You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•

If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the original owner or annuitant reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•

If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner chooses a transaction which terminates the benefit (e.g., the new owner elects an annuity payout option).

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	the value of your Return of Premium Death Benefit may be reduced on a greater than dollar-for-dollar basis if a portion of the account value is withdrawn due to the divorce;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—	the joint Reference Lives will not be changed unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

8.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in the tables under the heading “Additional limitations on contributions to your contract” in “Contract features and benefits — How you can purchase and contribute to your contract?”:

•	You may make subsequent contributions to the contract until the later of attained age 86 (76 if you have elected the Return of Premium Death Benefit) or, if later, the first contract date anniversary.

9.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Contract features and benefits — Structured Investment Option”:

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return.

For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and other charges and fees) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

Your Segment Maturity Value is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus or minus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment.

10.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Standard Segment Examples” in “Contract features and benefits — Structured Investment Option”:

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 45%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

11.	The following hereby supplements the information in “Standard Segment Examples” in “Contract features and benefits — Structured Investment Option”:

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 45%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 50% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 43.8% Segment Rate of Return, and your Segment Maturity Value would be $1,438. We reach that amount as follows:

•

The Index Performance Rate (50%) is greater than the Performance Cap Rate (45%), so the Segment Rate of Return (43.8%) is equal to the Performance Cap Rate (45%) minus the Return of Premium Death Benefit charge (1.20%).

•	The Segment Return Amount ($438) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (43.8%).

•	The Segment Maturity Value ($1,438) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($438).

12.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Contract features and benefits — Structured Investment Option”:

Annual Lock Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Annual Lock Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 12%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for the Annual Lock example that is described immediately following the table.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return Annual	Annual Lock Anniversary Starting Amount		Annual Lock Yearly Return Amount		Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00	*		$120.00	$1,120.00
2	-5%	0%	$1,120.00			$0.00	$1,120.00
3	10%	10%	$1,120.00			$112.00	$1,232.00
4	-12%	-2%	$1,232.00		-$	24.64	$1,207.36
5	11%	11%	$1,207.36			$132.81	$1,340.17
6	14%	12%	$1,340.17			$160.82	$1,500.99

*	This is also the Segment Investment.

If the S&P Price Return Index returns are as stated above, then you will receive a 50.099% Segment Rate of Return, and your Segment Maturity Value would be $1,500.99. We reach that amount as follows:

•	The Segment Rate of Return (50.099%) is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return.

•	The Segment Return Amount ($500.99) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (50.099%).

•	The Segment Maturity Value ($1,500.99) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($500.99).

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for an Annual Lock example using different Index Performance Rate assumptions.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return Annual	Annual Lock Anniversary Starting Amount		Annual Lock Yearly Return Amount		Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00	*		$120.00	$1,120.00
2	-5%	0%	$1,120.00			$0.00	$1,120.00
3	8%	8%	$1,120.00			$89.60	$1,209.60
4	-20%	-10%	$1,209.60			-$120.96	$1,088.64
5	-19%	-9%	$1,088.64		-$	97.98	$990.66
6	-6%	0%	$990.66			$0.00	$990.66
*	This is also the Segment Investment.

If the S&P Price Return Index returns are as stated above, then you will receive a -0.934% Segment Rate of Return, and your Segment Maturity Value would be $990.66. We reach that amount as follows:

•	The Segment Rate of Return (-0.934%) is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return.

•	The Segment Return Amount (-$9.34) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-0.934%).

•	The Segment Maturity Value ($990.66) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$9.34).

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for the Annual Lock example that is described immediately following the table.

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Annual Lock Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 12%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return Annual	Annual Lock Anniversary Starting Amount		Annual Lock Yearly Return Amount		Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00	*		$120.00	$1,120.00
2	-5%	0%	$1,120.00			$0.00	$1,120.00
3	10%	10%	$1,120.00			$112.00	$1,232.00
4	-12%	-2%	$1,232.00		-$	24.64	$1,207.36
5	11%	11%	$1,207.36			$132.81	$1,340.17
6	14%	12%	$1,340.17			$160.82	$1,500.99
*	This is also the Segment Investment.

If the S&P Price Return Index returns are as stated above, then you will receive a 48.899% Segment Rate of Return, and your Segment Maturity Value would be $1,488.99. We reach that amount as follows:

•	The Segment Rate of Return (48.899%) is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge (0.20% for six years).

•	The Segment Return Amount ($488.99) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (48.899%).

•	The Segment Maturity Value ($1,488.99) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($488.99).

13.	The following hereby supplements the information in “Contract features and benefits”:

Return of Premium Death Benefit

At issue, you may elect the optional Return of Premium Death Benefit.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit” later in this section. The amount of any withdrawal charge is described in “Charges and expenses — Withdrawal charge” later in this Prospectus.

The Return of Premium Death Benefit is payable upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•

if the sole beneficiary is the surviving spouse, is under age 86, and elects to continue the contract upon the death sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a non-natural owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and federal income tax rules will generally require payments of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit. The Return of Premium Death Benefit is not available if the contract has a non-natural owner and joint annuitants.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit on a pro rata basis by the same proportion that the annuity account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be on a greater than dollar-for-dollar basis. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit on a dollar-for-dollar basis by the dollar amount your account value is reduced.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses will we drop the other one ex-spouse as a Reference Life. If the ownership is not changed before one of the ex-spouses dies, the Return of Premium Death Benefit will not be payable. As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse. Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly on a greater than dollar-for-dollar basis), and a withdrawal charge and other charges and fees may also apply.

14.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Determining your contract’s value — Your account value and cash value”:

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less any withdrawal charges or other charges or fees. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

15.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Determining your contract’s value — Your contract’s value in the variable investment options, Segment Type Holding Accounts and the Dollar Cap Averaging Account”:

Each variable investment option (including the Segment Type Holding Accounts and dollar cap averaging account) invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for the variable investment option fee and, if the Return of Premium Death Benefit is elected, minus the Return of Premium Death Benefit charge (which is added to the variable investment option fee and the combined amount is deducted). Each Segment Type Holding Account and the dollar cap averaging account are part of the EQ/Money Market variable investment option. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless it is:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (including applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

A description of how unit values are calculated is found in the SAI.

16.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Determining your contract’s value — Your contract’s value in the Structured Investment Option”:

We then compare the sum of the three components above with a limitation based on the Performance Cap Rate. In particular, the Segment Interim Value is never greater than the Segment Investment (or most recent Annual Lock Anniversary Starting Amount, if applicable) multiplied by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration (or Annual Lock Period for Annual Lock Segments) that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. If you elected the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge is also deducted from the lesser of these two values. For more information, please see Appendix III.

17.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Partial withdrawals” in “Accessing your money — Withdrawing your account value”:

Partial withdrawals out of Segments are permitted, subject to certain restrictions. See “How withdrawals are taken from your account value” later in this section. If you elected the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge will be deducted at the time you take a partial withdrawal out of a Segment. A partial withdrawal from a Segment will reduce your Segment Investment in that Segment and, therefore, your Segment Maturity Value for that Segment. For Annual Lock Segments, a partial withdrawal will also reduce each Annual Lock Anniversary Starting and Ending Amount. The reduction in the Segment Investment and each Annual Lock Anniversary Starting and Ending Amount may be greater than the dollar amount of your withdrawal. For more information, see Appendix III.

18.	The following hereby supplements the information in “Partial withdrawals” in “Accessing your money — How withdrawals are taken from your account value”:

Withdrawals reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal.

19.	The following hereby supplements the information in “Accessing your money — Your annuity payout options”:

Annuitization terminates the Return of Premium Death Benefit, if elected, and your contract has a maturity date. See “Annuity maturity date” later in this section.

20.	The following hereby supplements the information in “Charges and expenses — Charges under the contracts:

Return of Premium Death Benefit charge

If you elect the Return of Premium Death Benefit, we deduct:

•

A daily charge from the net assets in each variable investment option (including each Segment Type Holding Account and the dollar cap averaging account). The current charge is equal to an annual rate of 0.20% of the net assets in each investment option. We add the Return of Premium Death Benefit charge to the variable investment option fee and deduct the combined amount on a daily basis from the net assets in each variable investment option. On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the sum of this fee and the applicable variable investment option fee, then we will waive the difference between the sum of these two amounts, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive the sum of this fee and the variable investment option fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

and

•

A charge from each Segment as part of the Segment Rate of Return. The current charge is equal to an annual rate of 0.20% of the Segment Investment in each Segment and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. A pro rata portion of this charge is deducted if a partial withdrawal is taken from a Segment on a date other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date.

21.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Payment of death benefit — Your beneficiary and payment of benefit”:

Death benefit

The base death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. If you elected the Return of Premium Death Benefit, you will receive the greater of the Return of Premium Death Benefit amount or the account value as of the date we receive satisfactory proof of the Reference Life’s death.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected. In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected. In general, if the owner, who is also the sole Reference Life, dies while the contract is in force, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the owner, who is not the Reference Life, dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the BCO. If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 86 years old, or the surviving spouse could continue the contract under the BCO, as discussed below. If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available, and generally, the 5-year rule applies. In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

22.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Payment of death benefit — Non-spousal joint owner contract continuation”:

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the base death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

23.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Payment of death benefit — Spousal continuation”:

Return of Premium Death Benefit was not elected. If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary chooses the “5-year rule” they are not permitted to transfer any account value to any Segment but instead can only transfer account value to a variable investment option.

If you divorce, spousal continuation does not apply.

Return of Premium Death Benefit was elected. If you are the original contract owner and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

24.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Payment of death benefit — Beneficiary continuation option”:

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix II later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

25.	The following hereby amends, and to the extent inconsistent replaces, the corresponding information in “Beneficiary continuation option for NQ contracts only” in “Payment of death benefit — Beneficiary continuation option”:

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

Structured Capital Strategies® PLUS is issued by and is a registered service mark of

AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)  The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of
         Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
         (b) of item 24 as to exhibits in Form N-4:

         1.   Resolutions of the Board of Directors of The Equitable Life
              Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this
              Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3.
              (a)    Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United
                     States for itself and as depositor on behalf of the
                     Equitable Life separate accounts and Equitable
                     Distributors, Inc., incorporated herein by reference to
                     the Registration Statement filed on Form N-4 (File No.
                     333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     The Equitable Life Assurance Society of the United States
                     for itself and as depositor on behalf of the Equitable
                     Life separate accounts and Equitable Distributors, Inc.,
                     incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-127445) filed on
                     August 11, 2005.

              (a)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors
                     LLC incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

             (a)(iii)Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 2-30070) filed on
                     April 19, 2016.

              (b)    Distribution Agreement for services by The Equitable Life
                     Assurance Society of the United States to AXA Network, LLC
                     and its subsidiaries dated January 1, 2000 incorporated
                     herein by reference to the Registration Statement filed on
                     Form N-4 (File No. 333-05593), filed on April 19, 2001.

              (c)    Transition Agreement for services by AXA Network, LLC and
                     its subsidiaries to The Equitable Life Assurance Society
                     of the United States dated January 1, 2000, incorporated
                     herein by reference to the Registration Statement filed on
                     Form N-4 (File No. 333-05593), filed on April 19, 2001.

              (d)    General Agent Sales Agreement dated January 1, 2000,
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries,
                     previously filed with Registration Statement (File
                     No. 2-30070) on April 19, 2004, and incorporated herein by reference.

              (d)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                     No. 333-05593) filed on April 24, 2012.

              (d)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                     No. 333-05593) filed on April 24, 2012.

             (d)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between
                     The Equitable Life Assurance Society of the United States
                     and AXA Network, LLC and its subsidiaries Incorporated
                     herein by reference to Registration Statement on Form N-4
                     (File No. 333-127445), filed on August 11, 2005.

              (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11,
                     2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000
                     by and between AXA Equitable Life Insurance Company
                     (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (d)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on
                     April 20, 2009.

              (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Life Insurance Company (formerly known as The
                     Equitable Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries incorporated herein
                     by reference to the Registration Statement filed on Form
                     N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750), filed on
                     October 10, 2014.

              (d)(xi)Eleventh Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750), filed on
                     October 10, 2014.

             (d)(xii)Twelfth Amendment dated as of November 1, 2013 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750), filed on
                     October 10, 2014.

            (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company
                     (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to the
                     Registration Statement on Form N-4 (File No. 333-202147)
                     filed on September 9, 2015.

             (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to this Registration
                     Statement on Form N-4 (File No. 2-30070), filed on
                     April 19, 2016.

              (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General Agent
                     Sales Agreement dated as of January 1, 2000 by and between
                     AXA Equitable Life Insurance Company, (formerly known as
                     The Equitable Life Assurance Society of the United States)
                     and AXA Network, LLC, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 18, 2017.

              (e)    Form of Brokerage General Agent Sales Agreement with
                     Schedule and Amendment to Brokerage General Agent Sales
                     Agreement among [Brokerage General Agent] and AXA
                     Distributors, LLC, AXA Distributors Insurance Agency, LLC,
                     AXA Distributors Insurance Agency of Alabama, LLC, and AXA
                     Distributors Insurance Agency of Massachusetts, LLC,
                     incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593), filed on
                     April 20, 2005.

              (f)    Form of Wholesale Broker-Dealer Supervisory and Sales
                     Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593), filed on
                     April 20, 2005.

                                      C-2

         4.   Contracts. (Including Riders and Endorsements)

              (a)    Form of Flexible Premium Deferred Variable and Index
                     Linked Annuity Contract, 2017SCSBASE-I-PL-A, previously
                     filed with this registration statement (File
                     No. 333-216084) on February 15, 2017.

              (b)    Form of Flexible Premium Deferred Variable and Index
                     Linked Annuity Contract, 2017SCSBASE-I-PL-B, previously
                     filed with this registration statement (File
                     No. 333-216084) on February 15, 2017.

              (c)    Form of Data Pages, 2017SCS-DP-PL, previously filed with
                     this registration statement (File No. 333-216084) on
                     February 15, 2017.

              (d)    Form of Endorsement Applicable to Traditional IRA,
                     2017IRA-SCS-I, previously filed with this registration
                     statement (File No. 333-216084) on February 15, 2017.

              (e)    Form of Endorsement Applicable to Non-Qualified Contracts,
                     2017NQ-SCS-I, previously filed with this registration
                     statement (File No. 333-216084) on February 15, 2017.

              (f)    Form of Endorsement Applicable to Roth IRA,
                     2017ROTH-SCS-I, previously filed with this registration
                     statement (File No. 333-216084) on February 15, 2017.

              (g)    Form of Endorsement Applicable to Qualified Defined
                     Contribution Plans, 2016QPDC-SCS-I, incorporated herein by reference to Registration Statement No. 333-207256 on
                     Form N-4 filed on December 23, 2015.

              (h)    Form of Endorsement Applicable to Qualified Defined
                     Benefit Plans, 2016QPDB-SCS-I, incorporated herein by
                     reference to Registration Statement File No. 333-207256 on
                     Form N-4 filed on December 23, 2015.

              (i)    Form of Data Pages, 2017SCS-DP-PL(8-17), filed with this
                     registration statement (File No. 333-216084) on August 25,
                     2017.

              (j)    Form of Endorsement Applicable to Traditional IRA
                     2017-IRA-SCS-I ROPDB, filed with this registration
                     statement (File No. 333-216084) on August 25, 2017.

              (k)    Form of Endorsement Applicable to Non-Qualified Contracts,
                     2017 NQ-SCS-ROPDB filed with this registration statement
                     (File No. 333-216084) on August 25, 2017.

              (l)    Form of Endorsement Applicable to Roth IRA, 2017
                     ROTH-SCS-I-ROPDB filed with this registration statement
                     (File No. 333-216084) on August 25, 2017.

              (m)    Form of Rider, 2017SCS-ROPDB, filed with this registration statement (File No. 333-216084) on August 25, 2017.

                                      C-3

         5.   Applications.

              (a)    Form of Enrollment Form/Application 2017 SCS App 02 PL,
                     previously filed with this registration statement (File
                     No. 333-216084) on February 15, 2017.

              (b)    Form of Enrollment Form/Application 2017 SCS APP 02 PL ROP
                     filed with this registration statement (File No.
                     333-216084) on August 25, 2017.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a)    Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4, (File No. 333-05593), filed on
                     April 24, 2012.

              (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                     incorporated herein by reference to Exhibit No. 6.(c) to
                     Registration Statement on Form N-4, (File No. 333-05593),
                     filed on April 20, 2006.

         7.   Reinsurance Contracts. Not applicable.

         8.   Participation Agreements.

              (a)    Amended and Restated Participation Agreement among EQ
                     Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                     Equitable"), AXA Distributors and AXA Advisors dated July
                     15, 2002 is incorporated herein by reference to
                     Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                     Registration Statement on Form N-1A (File No. 333-17217
                     and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 28 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 37 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 44 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 51 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 53 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 56 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on December 27, 2007.

                                      C-4

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 61 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 64 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 67 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 70 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 77 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 77 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated herein by reference and/or
                     previously filed with Post-Effective Amendment No. 84 To
                     the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable and AXA Distributors dated July 15, 2002
                     incorporated herein by reference to Post-Effective
                     Amendment No. 96 to the EQ Advisor's Trust Registration
                     Statement (File No. 333-17217) on Form N-1A filed on
                     February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors
                     dated May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                     May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                     May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                     No. 3"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                     No. 5"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") "), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No.6, dated as of April 30, 2015
                     ("Amendment No. 6"), to the Second Amended and Restated
                     Participation Agreement, dated as of May 23, 2012, as
                     amended ("Agreement"), by and among EQ Advisors Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties"),
                     incorporated herein by reference to EQ Advisors Trust
                     Registration Statement on Form N-1A (File No. 333-17217)
                     filed on April 17, 2015.

         (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form 485(a) (File No. 333-17217) filed on February 11,
                     2016.

           (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                     No. 8"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form 485(a) (File No. 333-17217) filed on January 31, 2017.

         9.   Legal Opinion.

              Opinion and Consent of Shane Daly, Esq., Vice President and
              Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.  Other Opinions.

              (a)    Consent of __________, to be filed by amendment.

              (b)    Powers of Attorney, filed herewith.

         11.  Omitted Financial Statements. Not applicable.
         12.  Initial Capital Agreements. Not applicable.

                                      C-5

Item 25.Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

                                      C-6

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Nicholas Huth                 Managing Director, Associate General
                               Counsel and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*Laurent Marvy                 Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*George Papazicos              Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*William M. Webster            Managing Director

                                      C-7

Item 26. Persons Controlled by or Under Common Control with the Insurance
Company or Registrant.

   Separate Account No. 49 of AXA Equitable Life Insurance Company (the
"Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

   AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life
Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

   Set forth below are the subsidiary charts for the Holding Company and AXA:

(a) The 2016/2017 AXA Group Organizational Charts are filed as Exhibit 26(a) to
Registration Statement (File No. 333-216084) on Form N-4 filed August 25, 2017.

(b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q2-2017 is filed as Exhibit 26(b) to Registration Statement (File No. 333-216084) on Form N-4
filed August 25, 2017.

                                      C-8

Item 27. Number of Contractowners

         There are 27 Qualified Contract owners and 36 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration
         Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

     The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
     provide, in Article VII, as follows:

     7.4    Indemnification of Directors, Officers and Employees. (a) To the
            extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (i)    any person made or threatened to be made a party to any
                   action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate, is or was a director, officer or employee of the
                   Company shall be indemnified by the Company;

            (ii)   any person made or threatened to be made a party to any
                   action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate serves or served any other organization in any
                   capacity at the request of the Company may be indemnified by the Company; and

            (iii)  the related expenses of any such person in any of said categories may be advanced by the Company.

                   (b)    To the extent permitted by the law of the State of
                          New York, the Company, or the Board of Directors, by
                          amendment of these By-Laws, or by agreement.
                          (Business Corporation Law ss. 721-726; Insurance Law
                          ss.1216)

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty
Insurance Company, U.S. Specialty Insurance, ACE, Zurich Insurance Company,
AXIS Insurance Company and Chubb Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b)    Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c)    Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      C-9

Item 29. Principal Underwriters

(a)  AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
     Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ
     Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable
     Account A, MONY America Variable Account K and MONY America Variable
     Account L. In addition, AXA Advisors is the principal underwriter for AXA
     Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of
     the Americas, NY, NY 10104.

(b)  Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Jamie Milici                      Vice President

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

                                     C-10

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  President and Director

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Jacqueline Fabitore-Matheny       Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*Catherine Luoma                   Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

(c)    The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
       Registration Statement is incorporated herein by reference.

                                     C-11

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)  to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited
              financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b)  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
              Statement of Additional Information;

         (c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this
              Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

              The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-12

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf in the City of New York, and State of New York on this 25th day of August, 2017.

                               SEPARATE ACCOUNT NO. 49 OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                        (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
New York, on this 25th day of August, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ---------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                Mark Pearson
Barbara Fallon-Walsh         Bertram L. Scott
Daniel G. Kaye               George Stansfield
Kristi A. Matus              Richard C. Vaughan
Ramon de Oliveira

*By:  /s/ Shane Daly
      -------------------------
         Shane Daly
         Attorney-in-Fact

August 25, 2017

                                 EXHIBIT INDEX

  EXHIBIT NO.                                                       TAG VALUE
  -----------                                                       ---------

      4(i)    Form of Data Pages, 2017SCS-DP-PL(8-17)

      4(j)    Form of Endorsement Applicable to Traditional IRA
              2017-IRA-SCS-I ROPDB

      4(k)    Form of Endorsement Applicable to Non-Qualified
              Contracts, 2017 NQ-SCS-ROPDB

      4(l)    Form of Endorsement Applicable to Roth IRA, 2017
              ROTH-SCS-I-ROPDB

      4(m)    Form of Rider, 2017SCS-ROPDB

      5(b)    Form of Enrollment Form/Application 2017 SCS APP 02
              PL ROP

      9       Opinion and Consent of Counsel                        EX-99.9

      10(b)   Powers of Attorney                                    EX-99.10b

      26(a)   AXA Group Organizational Chart

      26(b)   Q2-2017 ORG Chart